Average Annual Total Returns{- Fidelity Freedom 2065 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-07 - Fidelity Freedom 2065 Fund	Class K Return Before Taxes Past 1 year	Class K Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		IXX3K Past 1 year	IXX3K Since Inception
Total	18.23%	18.48%	[1]	18.40%	19.75%	[1]	16.54%	17.02%	[1]

[1]	(a)From June 28, 2019